THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON JANUARY 31, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number:  3
        This Amendment (Check only one.):     [ ] is a restatement.
                                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               ----------------------------------
Address:       1440 Kiewit Plaza
               ----------------------------------
               Omaha, NE 68131
               ----------------------------------

               ----------------------------------

Form 13F File Number:    28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ----------------------------------
Title:         Vice President
               ----------------------------------
Phone:         402-346-1400
               ----------------------------------

Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg           Omaha, NE                   February 7, 2001
-------------------------     ---------------------       ---------------------
[Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number     Name

    28- 5194                 General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 18

Form 13F Information Table Entry Total:                             4
                                                            ---------------

Form 13F Information Table Value Total:                    $    261,826
                                                            ---------------
                                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.      FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

BERKSHIRE HATHAWAY INC.
                                  Form 13F Information Table
                                        March 31, 2000

                                                          Column 4       Column 5
                         Column 2        Column 3          Market        Shares or
Column 1                 Title of         CUSIP            Value         Principal
Name of Issuer            Class           Number       (In Thousands)     Amount
--------------           --------        --------      --------------    ---------
Costco Companies           Com         22160Q 10 2         37,319          710,000
Walt Disney Company        Com         254687 10 6         96,185        2,331,762
                                                           64,927        1,573,980
Nucor Corp.                Com         670340 10 5         63,395        1,267,900
                                                         --------
                         GRAND TOTAL                     $261,826
                                                         ========




                                  Column 6
                            Investment Discretion                                         Column 8
                         ----------------------------                                 Voting Authority
                                                (c)         Column 7              -----------------------
Column 1                 (a)    (b) Shared-   Shared-        Other                (a)       (b)       (c)
Name of Issuer           Sole     Defined      Other        Managers              Sole     Shared    None
--------------           ----   -----------   -------   ------------------        ----     ------    ----
Costco Companies                     X                  4, 11, 14                710,000
Walt Disney Company                  X                  4, 1, 2, 6, 11, 14     2,331,762
                                     X                  4, 13, 14              1,573,980
Nucor Corp.                          X                  4, 11, 14              1,267,900